Note 8 - Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
Balance at December 31, 2012	$ 47,000
Acquisition of Campus Solutions	20,403
Balance at December 31, 2013	$ 67,403